Preferred Stock and Common Stock	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Preferred Stock and Common Stock

NOTE 8 - PREFERRED STOCK AND COMMON STOCK

Effective December 23, 2009, the Company effected an 8:1 forward stock split of the issued and outstanding common stock. As a result, the issued and outstanding common stock increased from 9,960,000 shares of common stock to 79,680,000 shares of common stock. All share and per share amounts have been retroactively adjusted for all periods presented.

On September 21, 2007, the Company issued 48,000,000 shares of common stock at $0.000125 per share to the then sole Director of the Company for cash proceeds of $6,000.

During the period ended November 30, 2007, the Company accepted stock subscriptions for 31,680,000 shares of common stock at $0.00125 per share or $39,600 total. $35,100 was collected by November 30, 2007 and $4,500 was collected in December 2007.

On February 22, 2010 the Company entered into consulting agreements with five individuals (the “S-8 Consultants”) which provided for the S-8 Consultants to provide certain consulting services to the Company through March 31, 2010 and issued each of the S-8 Consultants, 4,000,000 shares of Company common stock (20,000,000 shares total). The $2,200,000 estimated fair value of the 20,000,000 shares was charged to “consulting fees” in the Statement of Operations in the three months ended February 28, 2010.

On March 3, 2010, the Company approved the designation of 20,000,000 shares of Preferred Stock as Series A Preferred Stock and the conversion of 48,000,000 shares of Company common stock owned by Opiuchus Holdings, Inc. (“Opiuchus”), a company controlled by Mark Daniel Klok (chief executive officer of the Company since November 9, 2009), into 14,000,000 shares of Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into 4 shares of common stock and has voting rights, dividend rights, and liquidation rights on an “as converted basis”. The $360,000 estimated fair value of the 8,000,000 shares of common stock increase in common stock equivalents from the conversion transaction was charged to “officers and directors compensation” in the Statement of Operations in the three months ended May 31, 2010.

On March 12, 2010, the Company executed an Asset Purchase Agreement with Mexican Hunter Explorations S.A. de C.V., a corporation organized under the laws of Mexico (“MHE”), to acquire two gold and silver mining concessions known as “Los Tres Machos” and “Zuna” in Jalisco, in the state of Guadalahara, Mexico in exchange for 10,000,000 newly to be issued restricted shares of Company common stock. MHE is owned and controlled by Mark Daniel Klok and Robert Howie, each of whom are executive officers and directors of the Company. Accordingly, the mining assets and related addition to stockholders’ equity has been reflected at the $45,500 transferor’s historical cost of the mining assets.

On May 19, 2010, the Company issued a total of 13,333,332 shares of common stock (9,999,999 shares to three officers and directors; 3,333,333 shares to a consultant) for services rendered to the Company. The $400,000 estimated fair value of the 13,333,332 shares was charged $300,000 to “officers and directors compensation” and $100,000 to “consulting fees” in the Statement of Operations in the three months ended May 31, 2010.

On October 14, 2010, the Company entered into a Note Conversion Agreement with two entities. Pursuant to the agreement, the Company satisfied a $5,000 note payable to its corporate counsel dated March 15, 2010 (which arose from professional services rendered and was assigned to the two entities) through the delivery of a total of 15,000,000 shares of Company common stock from October 22, 2010 to December 6, 2010 to the two entities. The Company reported the $294,736 excess of the fair value of the common stock at October 14, 2010 ($300,000) over the amount of the debt ($5,000) and accrued interest ($264) settled ($5,264 total) as “professional fees” in the Statement of Operations for the year ended November 30, 2010.

On October 15, 2010, the Company issued 100,000 shares of Series B Preferred Stock to Opiuchus for past services rendered to the Company. Each share of Series B Preferred Stock has 2,000 votes on all matters upon which the common shareholders vote (or a total equivalent of 200,000,000 voting shares for the 100,000 shares of Series B Preferred Stock); the Series B Preferred Stock has no dividend, distribution, or liquidation rights and is not convertible into shares of common stock. The $200,000 estimated fair value of the 100,000 shares of Series B Preferred Stock was charged to “officers and directors compensation” in the Statement of Operations for the year ended November 30, 2010.

Pursuant to Note Conversion Agreements with an entity dated November 8, 2010, November 15, 2010, and November 22, 2010, the Company satisfied a $10,000 note payable to its corporate counsel dated March 31, 2010 (which arose from professional services rendered and was assigned to the entity) through the delivery of a total of 30,000,000 shares of Company common stock (10,000,000 shares each on November 9, 2010, November 15, 2010, and November 23, 2010) to the entity. The Company reported the $369,419 excess of the fair value of the common stock at the dates of the respective Note Conversion Agreements ($380,000 total) over the amount of debt ($10,000) and accrued interest ($581) settled ($10,581 total) as “professional fees” in the Statement of Operations for the year ended November 30, 2010.

For the nine months ended August 31, 2011, the Company entered into Note Conversion Agreements with two entities whereby the Company satisfied a total of $57,500 notes payable to its corporate counsel (which arose from professional services rendered and were assigned to the two entities) through the delivery of a total of 265,000,000 shares of Company common stock to the two entities. The Company reported the $3,639,669 excess of the fair value of the common stock at the dates of the respective Note Conversion Agreements ($3,700,000 total) over the amount of debt ($57,500) and accrued interest ($2,831) settled ($60,331 total) as “professional fees” in the Statement of Operations for the nine months ended August 31, 2011.

On January 14, 2011, a majority of the Company’s disinterested directors approved an increase in the voting rights of the Series B Preferred Stock from 2,000 to 20,000 votes per share (or a total equivalent of 2,000,000,000 voting shares for the 100,000 shares of Series B Preferred Stock held by Opiuchus Holdings, Inc., a company controlled by the Company’s chief executive officer).

On January 14, 2011, we amended and restated our Articles of Incorporation ("Restatement") by increasing the number of authorized shares of our common stock from 200,000,000 to 350,000,000. On January 18, 2011, we filed a definitive Information Statement on Schedule 14C describing the Restatement, and wherein we informed our shareholders that holders of a majority of our voting shares had approved the Restatement by written consent in lieu of a shareholder meeting.

On January 24, 2011, the Company acquired from the wife of the Company’s corporate counsel all of the membership units of Liberty American, LLC (“Liberty”), a Utah limited liability company that holds certain development rights with respect to the La Cienega gold mining concession in Northern Sonora, Mexico in exchange for 10,000,000 restricted shares of the Company common stock to be issued within 30 days (issued March 5, 2011).  The agreement embodying the Acquisition contains standard warranties and representations by the Company and the previous owner of Liberty.

On February 1, 2011, we commenced a private offering ("Offering") of convertible promissory notes ("Notes") to accredited or non-U.S. investors. As of August 31, 2011, we had issued Notes pursuant to the Offering in the aggregate principal amount of $1,452,500 to various investors. The Notes are automatically convertible into common stock of the Company on the six-month anniversary date from the date of issuance. As of October 20, 2011, we had issued -0- shares of common stock pursuant to the conversion of these Notes.

On March 5, 2011, the Company issued a total of 10,000,000 restricted shares of common stock to the two SWMCM stockholders pursuant to a Joint Venture Agreement dated November 28, 2010 (see Note 9). The $123,000 estimated fair value of the 10,000,000 shares was charged to “exploration and carrying costs” in the Statement of Operations for the three months ended May 31, 2011.

Also on March 5, 2011, the Company issued a total of 4,000,000 restricted shares of common stock to two consultants for services rendered. The $49,200 estimated fair value of the 4,000,000 shares was charged to “consulting fees” in the Statement of Operations for the three months ended May 31, 2011.

On May 17, 2011, we filed a definitive Information Statement on Schedule 14C describing a Restatement of the Articles of Incorporation ("Restatement"), wherein we informed our shareholders that action had been taken by our board of directors and the holders of a majority in interest of our voting capital stock to effect a restatement to increase the number of authorized shares of our common stock from 350,000,000 to 750,000,000. The foregoing action has been ratified by the written consent of the holders of a majority in interest of our voting capital stock, consisting of our outstanding common stock, outstanding Series A Preferred Stock, and Series B Preferred Stock, as well as our board of directors. On May 24, 2011, we filed the Restatement with the State of Nevada.

On June 20, 2011, the Company issued an aggregate of 33,000,000 shares of unregistered common stock (including 5,000,000 shares to the brother of the Company’s chief executive officer) to eight employees / service providers for services rendered. The $257,400 estimated fair value of the 33,000,000 shares was charged to “consulting fees” in the Statement of Operations for the three months ending August 31, 2011, which included $39,000 related to the brother of the Company’s chief executive officer.

On June 20, 2011, the Company issued a total of 13,600,000 shares of common stock to two directors in satisfaction of accrued consulting fees of $136,000.

In the three months ended August 31, 2011, the Company issued a total of 149,000,000 shares of common stock to two note holders in satisfaction of a total of $43,000 notes payable and $3,330 accrued interest. The Company reported the $518,070 excess of the fair value of the common stock at the dates of the respective issuances ($564,400 total) over the amount of the debt settled ($46,330) as “loss on conversion of notes payable to investors to common stock” in the Statement of Operations for the three months ended August 31, 2011.